Schedule of foreign currency (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Notes and other explanatory information [abstract]
Profit or loss (before tax)	$ (332,059)	$ (6,646,931)	$ (121)	$ (5,507,764)	$ (2,094,169)